INCOME TAXES INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense consisted of the following components:

(Dollars in thousands)	2017	2016	2015
Current expense
Federal	$22,599	$40,537	$31,428
State	1,265	1,322	250
Total current expense	23,864	41,859	31,678
Deferred (benefit) expense
Federal	(4,657)	528	3,980
State	169	(182)	212
Total deferred (benefit) expense	(4,488)	346	4,192
Income tax expense	$19,376	$42,205	$35,870

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The difference between the federal income tax rates, applied to income before income taxes, and the effective rates were due to the following:

(Dollars in thousands)	2017	2016	2015
Income taxes computed at federal statutory rate (35%) on income before income taxes	$40,657	$45,756	$38,827
Benefit from tax-exempt income	(3,427)	(2,911)	(2,815)
Tax credits	(16,806)	(2,691)	(1,388)
Tax rate reduction impact	(8,191)	0	0
Basis reduction on historic tax credit	4,599	0	0
Tax benefit of equity compensation	(1,449)	(72)	(35)
State income taxes, net of federal tax benefit	932	741	301
Affordable housing investments	2,798	1,923	455
Other	263	(541)	525
Income tax expense	$19,376	$42,205	$35,870

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The major components of the temporary differences that give rise to deferred tax assets and liabilities at December 31, 2017, and 2016, were as follows:

(Dollars in thousands)	2017	2016
Deferred tax assets
Allowance for loan and lease losses	$12,134	$20,955
Deferred compensation	384	627
Postretirement benefits other than pension liability	564	925
Accrued stock-based compensation	932	1,094
Other real estate owned write-downs	97	888
Interest on nonaccrual loans	616	844
Accrued expenses	3,051	5,081
Net unrealized losses on investment securities and derivatives	249	3,141
Other	708	453
Total deferred tax assets	18,735	34,008

Deferred tax liabilities
Tax depreciation greater than book depreciation	(2,510)	(5,166)
FHLB and FRB stock	(3,384)	(5,535)
Mortgage-servicing rights	(343)	(530)
Leasing activities	(2,792)	(4,933)
Prepaid pension	(8,888)	(12,539)
Intangible assets	(11,559)	(16,611)
Deferred loan fees and costs	(371)	(1,238)
Prepaid expenses	(210)	(348)
Partnership investments	(1,230)	(1,218)
Fair value adjustments on acquisitions	0	(1,404)
Other	(2,415)	(852)
Total deferred tax liabilities	(33,702)	(50,374)
Total net deferred tax liability	$(14,967)	$(16,366)

Summary of Positions for which Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Table Text Block]
A progression of unrecognized tax benefits as of December 31, 2017 and 2016 is as follows:

(Dollars in thousands)	2017	2016
Balance at beginning of year	$3,735	$0
Additions for tax positions of prior years	0	3,735
Balance at end of year	$3,735	$3,735